Financing instruments payable - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Market funding operations	R$ 88,483,485	R$ 54,831,509
Deposits From Banks And Customers	53,506,617	27,493,655
Balances on demand deposits from customers	1,243,221	1,812,469
Balances on term deposits from customers	51,638,802	25,230,996
Deposits from banks	624,594	450,190
Financial Bills	14,193,253	9,019,789
Financial Liabilities At Amortized Cost, Structured Operations Certificates	20,104,840	18,015,165
Other financing instruments payables	678,775	302,900
Debt instruments issued	6,764,997	5,534,081
Notes and debentures issued	1,251,256	2,212,441
Bonds issued	5,513,741	3,321,640
Financing Instruments Payables	95,248,482	60,365,590
Current Financing Instruments Payables	52,036,137	22,946,160
Non-Current Financing Instruments Payables	R$ 43,212,345	R$ 37,419,430